SHARE CAPITAL (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options Outstanding
	Number Outstanding	Weighted Average Exercise Price (in CAD$)

Balance outstanding at April 30, 2016	5,835,000	0.21
Granted	1,700,000	0.25
Exercised	(980,000)	0.22

Balance outstanding at January 31, 2017	6,555,000	0.22

Balance exercisable at January 31, 2017	5,545,000	0.22

	Number Outstanding	Weighted Average Exercise Price (in CAD$)

Balance outstanding at April 30, 2014	4,160,000	0.26
Granted	2,425,000	0.25
Exercised	(100,000)	0.10
Expired	(1,250,000)	0.40
Forfeited	(100,000)	0.25

Balance outstanding at April 30, 2015	5,135,000	0.22
Granted	1,200,000	0.25
Expired	(500,000)	0.40

Balance outstanding at April 30, 2016	5,835,000	0.21

Balance exercisable at April 30, 2016	5,225,000	0.21

Summary Of Stock Options Outstanding
Security	Number Outstanding	Exercise Price (CAD$)	Expiry Date	Remaining Contractual Life (years)

Stock options	1,300,000	0.10	July 30, 2018	1.49
Stock options	260,000	0.15	July 30, 2018	1.49
Stock options	300,000	0.25	July 30, 2018	1.49
Stock options	200,000	0.25	November 19, 2018	1.80
Stock options	150,000	0.25	January 8, 2019	1.94
Stock options	300,000	0.25	May 23, 2019	2.31
Stock options	150,000	0.25	December 16, 2017	0.87
Stock options	1,975,000	0.25	January 29, 2020	2.99
Stock options	200,000	0.25	August 4, 2020	3.51
Stock options	1,000,000	0.25	February 25, 2018	1.07
Stock options	20,000	0.22	May 19, 2018	1.30
Stock options	300,000	0.30	July 21, 2021	4.47
Stock options	400,000	0.30	November 3, 2021	4.76

Security	Number Outstanding	Exercise Price (CAD$)	Expiry Date	Remaining Contractual Life (years)

Stock options	1,300,000	0.10	July 30, 2018	2.25
Stock options	260,000	0.15	July 30, 2018	2.25
Stock options	300,000	0.25	July 30, 2018	2.25
Stock options	200,000	0.25	November 19, 2018	2.56
Stock options	150,000	0.25	January 8, 2019	2.69
Stock options	300,000	0.25	May 23, 2019	3.06
Stock options	150,000	0.25	December 16, 2017	1.63
Stock options	1,975,000	0.25	January 29, 2020	3.75
Stock options	200,000	0.25	August 4, 2020	4.27
Stock options	1,000,000	0.25	February 25, 2018	1.82

Weighted Average Grant Date Fair Value Of Stock Options Granted
	2016	2015

Stock price (CAD$)	0.23	0.22
Exercise price (CAD$)	0.25	0.25
Risk-free interest rate (%)	1.0	2.0
Expected life (years)	2.5	4.9
Expected volatility (%)	86	94
Expected dividends ($)	Nil	Nil

Fair Values of Non-Employee Stock Options
	2017 $	2016 $

Fair value of non-employee options, beginning of the period	189,207	116,615
Fair value of options on vesting	-	42,933
Change in fair value of non-employee stock options during the period	139,185	(28,502)

Fair value of non-employee options, end of the period	328,392	131,046

	2016 $	2015 $

Fair value of non-employee options, beginning of the period	116,615	68,859
Fair value of options granted	102,273	-
Fair value of options on vesting	11,366	80,361
Change in fair value of non-employee stock options during the period	(41,047)	(32,605)

Fair value of non-employee options, end of the period	189,207	116,615

Weighted Average Assumptions of Non-Employee Stock Options
	January 31, 2017	April 30, 2016

Stock price (CAD$)	0.39	0.23
Exercise price (CAD$)	0.23	0.23
Risk-free interest rate (%)	0.86	1.34
Expected life (years)	1.66	2.43
Expected volatility (%)	61	87
Expected dividends ($)	Nil	Nil

	2016	2015

Stock price (CAD$)	0.23	0.25
Exercise price (CAD$)	0.23	0.19
Risk-free interest rate (%)	1.34	1.23
Expected life (years)	2.43	3.82
Expected volatility (%)	87	101
Expected dividends ($)	Nil	Nil

Income Statement Share-based payments
	2017 $	2016 $

Management and consulting fees	155,223	34,900

	155,223	34,900

	2016 $	2015 $

Management and consulting fees	105,606	309,723

	105,606	309,723

Summary Of Fully-Exercisable Share Purchase Warrants
	Number Outstanding	Weighted Average Exercise Price (CAD$)

Balance at April 30, 2016	5,812,212	0.27
Issued	534,480	0.30
Exercised	(1,170,084)	0.15
Expired	(955,526)	0.26

Balance at January 31, 2017	4,221,082	0.31

	Number Outstanding	Weighted Average Exercise Price (CAD$)

Balance at April 30, 2014	23,402,612	0.38
Issued	1,152,983	0.23

Balance at April 30, 2015	24,555,595	0.37
Issued	1,487,860	0.25
Expired	(20,175,000)	0.40
Exercised	(25,000)	0.25

Balance at April 30, 2016	5,843,455	0.27

Summary Of Warrants Outstanding And Issuable
Security	Number Outstanding	Exercise Price ($CAD)	Expiry Date

Warrants	730,848	0.22	December 31, 2018(1)
Warrants	242,545	0.23	December 31, 2018(1)
Warrants	194,344	0.24	December 31, 2018(1)
Warrants	37,203	0.245	December 31, 2018(1)
Warrants	393,058	0.255	December 31, 2018(1)
Warrants	192,206	0.259	December 31, 2018(1)
Warrants	126,843	0.265	December 31, 2018(1)
Warrants	198,750	0.272	December 31, 2018(1)
Warrants	95,781	0.291	December 31, 2018(1)
Warrants	49,294	0.294	December 31, 2018(1)
Warrants	100,373	0.295	December 31, 2018(1)
Warrants	101,095	0.298	December 31, 2018(1)
Warrants	150,246	0.310	December 31, 2018(1)
Warrants	58,496	0.335	December 31, 2018(1)
Warrants	1,500,000	0.40	January 31, 2019

Security	Number Outstanding	Exercise Price ($CAD)	Expiry Date

Warrants	1,550,000	0.40	January 31, 2017
Warrants	667,520	0.14	December 1, 2016(1)
Warrants	122,142	0.14266	December 1, 2016(1)
Warrants	104,119	0.165	December 1, 2016(1)
Warrants	76,723	0.17	December 1, 2016(1)
Warrants	87,818	0.17223	December 1, 2016(1)
Warrants	111,762	0.185	December 1, 2016(1)
Warrants	132,208	0.217	December 1, 2016(1)
Warrants	62,002	0.222	December 1, 2016(1)
Warrants	58,181	0.225	December 1, 2016(1)
Warrants	165,326	0.23	December 1, 2016(1)
Warrants	51,202	0.25	December 1, 2016(1)
Warrants	92,357	0.276	December 1, 2016(1)
Warrants	200,091	0.28	December 1, 2016(1)
Warrants	45,439	0.29	December 1, 2016(1)
Warrants	96,261	0.292	December 1, 2016(1)
Warrants	52,459	0.305	December 1, 2016(1)
Warrants	730,848	0.22	December 31, 2018(1)
Warrants	96,278	0.227	December 31, 2018(1)
Warrants	242,545	0.23	December 31, 2018(1)
Warrants	89,798	0.239	December 31, 2018(1)
Warrants	194,344	0.24	December 31, 2018(1)
Warrants	37,203	0.245	December 31, 2018(1)
Warrants	85,308	0.25	December 31, 2018(1)
Warrants	77,941	0.255	December 31, 2018(1)
Warrants	192,206	0.259	December 31, 2018(1)
Warrants	126,843	0.265	December 31, 2018(1)
Warrants	198,750	0.272	December 31, 2018(1)
Warrants	95,781	0.291	December 31, 2018(1)